GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Going Concern
Accumulated deficit	$ 3,320,804		$ 3,320,804		$ 2,520,806	$ 1,327,590
Revenue		$ 132,964	$ 9,034	$ 132,964	$ 140,774